CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Products	$ 318,946	$ 306,252	$ 317,900
Services	652,040	623,783	573,033
Cloud	361,166	85,507	35,934
Total revenues	1,332,152	1,015,542	926,867
Cost of revenues:
Products	51,065	53,032	66,363
Services	225,020	250,022	222,784
Cloud	192,588	34,679	14,435
Total cost of revenues	468,673	337,733	303,582
Gross profit	863,479	677,809	623,285
Operating expenses:
Research and development, net	181,107	141,528	128,485
Selling and marketing	361,328	268,349	225,817
General and administrative	129,071	116,569	90,349
Amortization of acquired intangibles	41,902	17,187	12,528
Total operating expenses	713,408	543,633	457,179
Operating income	150,071	134,176	166,106
Financial income (expenses) and other, net	(20,411)	10,305	5,304
Income before taxes on income	129,660	144,481	171,410
Taxes on income (tax benefit)	(13,631)	21,412	30,832
Net income from continuing operations	143,291	123,069	140,578
Discontinued operations:
Gain on disposal and income (loss) from operations		(8,235)	152,459
Taxes on income (tax benefit)		(2,086)	34,206
Net income (loss) on discontinued operations		(6,149)	118,253
Net income	$ 143,291	$ 116,920	$ 258,831
Basic earnings per share from continuing operations	$ 2.37	$ 2.06	$ 2.36
Basic earnings per share from discontinued operations		(0.10)	1.99
Basic earnings per share	2.37	1.96	4.35
Diluted earnings per share from continuing operations	2.31	2.02	2.29
Diluted earnings per share from discontinued operations		(0.10)	1.93
Diluted earnings per share	$ 2.31	$ 1.92	$ 4.22
Weighted average number of shares used in computing:
Basic earnings per share	60,444	59,667	59,552
Diluted earnings per share	62,119	61,035	61,281